Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]	Trade and other payables

	December 31, 2023	December 31, 2022
Trade payables – supply chain financing arrangement - domestic operations	21,967	10,562
Trade payables – supply chain financing arrangement - foreign operations	162,651	136,049
	184,618	146,611